Tuttle Tactical Management U.S. Core ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE

Tuttle Tactical Management U.S. Core ETF (Ticker: TUTT) (the "Fund") seeks long-term capital appreciation while maintaining a secondary emphasis on capital preservation, primarily through investments in the U.S. equity market.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Tuttle Tactical Management U.S. Core ETF Tuttle Tactical Management U.S. Core ETF USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Tuttle Tactical Management U.S. Core ETF Tuttle Tactical Management U.S. Core ETF
Management Fee	0.90%	[1]
Distribution and Service (12b-1) Fees	none	[2]
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses	1.06%	[3]
[1]	The management fee is structured as a "unified fee," out of which the Fund's sub-adviser pays all routine expenses of the Fund, except for the fee payable to the sub-adviser, payments under a 12b-1 plan (if any); brokerage expenses, taxes,; acquired fund fees and expenses; dividend, interest, litigation expenses, and other non-routine or extraordinary expenses of the Fund, each of which is paid by the Fund.
[2]	The Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year under a Rule 12b-1 plan; however, no such fees are currently paid by the Fund, and there are no current plans to impose these fees.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Tuttle Tactical Management U.S. Core ETF | Tuttle Tactical Management U.S. Core ETF | USD ($)	108	337	585	1,294

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent year ended October 31, 2016, the Fund’s portfolio turnover rate was 7,757% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund is a “fund of funds” that seeks to provide attractive returns during market upturns while maintaining the ability to protect capital during market downturns by employing, under normal market circumstances, a tactical rotation approach, based on the four tactical models described below, to obtain exposure primarily to U.S. equity markets. Under normal market conditions, the Fund will invest not less than 80% of its assets in shares of exchange-traded funds (“ETFs”) (which may include leveraged and inverse leveraged ETFs) and other issuers listed on U.S. exchanges.

Tuttle Tactical Management, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”), manages the Fund’s assets using a tactical approach premised on the following principles of the Sub-Adviser’s investment philosophy:

●	markets move in recognizable short and intermediate-term trends and countertrends;
●	over the intermediate term, strong asset classes tend to stay strong, while weak asset classes tend to continue in weakness; and
●	over the shorter term, markets are dominated by media noise, fear and similar short-term disruptions and concerns.

The Sub-Adviser believes that the above principles can cause markets to overreact positively or negatively, only to eventually retreat towards equilibrium. The Sub-Adviser will seek to capitalize on such trends by generally managing the Fund’s assets using the following four tactical models:

●	S&P 500 Absolute Momentum Model. Under normal conditions, the Sub-Adviser will invest this portion of the Fund’s assets in ETFs representing or replicating the S&P 500 Index during periods when the Sub-Adviser’s models show markets are trending upwards and, during periods when the Sub-Adviser’s models show markets are trending downwards, will invest in either cash, money market instruments or ETFs holding fixed-income instruments, in accordance with the Sub-Adviser’s evaluation of their relative strength.
●	Relative Strength Equity Model. Under normal conditions, the Sub-Adviser will allocate this portion of the Fund’s assets among one or more ETFs that invest primarily in either large cap stocks, mid cap stocks, small cap stocks, dividend stocks or fixed income instruments, in accordance with the Sub-Adviser’s evaluation of their relative strength.
●	Beta Opportunities Model. Under normal conditions, when the Sub-Adviser’s models show markets are trending upwards, the Sub-Adviser will invest this portion of the Fund’s assets in a portfolio of index-based ETFs that allocate their assets among their constituent securities using methods other than market capitalization, and, during periods when the Sub-Adviser’s models show markets are trending downwards, will invest in either cash, money market instruments or ETFs holding fixed-income instruments, in accordance with the Sub-Adviser’s evaluation of their relative strength.
●	Short-Term S&P 500 Counter Trend. Under normal conditions, the Sub-Adviser will invest this portion of the Fund’s assets in ETFs representing or replicating the S&P 500 Index during periods when the Sub-Adviser’s short-term (daily) market models are trending downwards, and will invest in either cash or money market instruments during periods when the Sub-Adviser’s short-term models show markets are trending upwards.

While the Sub-Adviser will generally seek to maintain an equal weighting among these four tactical models, market movements may result in the Fund being overweight or underweight one or more of the tactical models from time to time.

In implementing any of the above models, the Fund may invest in any of the following investments: actively managed or index-based ETFs, mutual funds and other registered investment companies, exchange-traded notes (“ETNs”), groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index- or sector-based groups of related securities), individually selected common stocks, when the Sub-Adviser determines that it is more efficient or otherwise advantageous to do so. The underlying funds in which the Fund may invest are referred to as “Underlying Funds.” The Fund may invest in securities of issuers of any market capitalization. In addition, from time to time the Fund may focus its investments (i.e., invest between 15% and 25% of its total assets) in one or more particular sectors or industries.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified passive index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective. In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to net asset value (“NAV”) and possibly face delisting.

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the Fund’s allocation among the Underlying Funds and other securities in which it invests will cause the Fund to underperform other funds with a similar investment objective that do not allocate their investments in the same manner.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, may cause the Fund to risk losing opportunities to participate in market appreciation and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

ETF and other Registered Investment Company Risk. Through the Fund’s positions in Underlying Funds, the Fund will be subject to the risks associated with such Underlying Funds’ investments, including the possibility that the value of the securities or instruments held by an Underlying Fund could decrease (or increase). Investments in Underlying Funds are also subject to the following additional risks:

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk. Index-based Underlying Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, index-based Underlying Funds may incur expenses not incurred by their applicable indices. Certain securities comprising the indices may, from time to time, temporarily be unavailable, which may further impede an Underlying Fund’s ability to track its applicable index or match its performance.

Investment Limitation. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may not acquire shares of an Underlying Fund if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the Underlying Fund’s total outstanding shares unless (i) the Underlying Fund or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the Underlying Fund and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers optimal.

Expenses. To the extent the Fund invests in Underlying Funds, your cost of investing in the Fund will generally be higher than the cost of investing directly in Underlying Funds, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, Fund investments in Underlying Funds could affect the timing, amount, and character of the Fund’s distributions and therefore may increase the amount of your tax liability.

Sampling Risk. The index-based ETFs in which the Fund invests may utilize a representative sampling approach to track their respective underlying indices. ETFs that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETF in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETF will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an issuer of securities that the ETF holds could result in a greater decline in NAV than would be the case if the ETF held all of the securities in the underlying index.

Non-Market Weighted Index-Based ETFs. Management fees charged by non-market weighted index-based ETFs (“Non-Traditional Indexed ETFs”) can be significantly higher than those charged by traditional index-based ETFs. Additionally, although Non-Traditional Indexed ETF’s seek to outperform traditional index-based ETFs, there can be no assurance that they will be successful in doing so, and Non-Traditional Indexed ETFs may perform worse than a traditional ETF if the allocation strategies employed by a Non-Traditional Indexed ETF fails to outperform the applicable market-weighted index or if the outperformance is not enough to cover the Non-Traditional Indexed ETF’s additional fees.

Leveraged and Inverse Leveraged ETF Risk. Certain ETFs in which the Fund may invest are leveraged, which may result in economic leverage to the Fund, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

ETN Risk. ETNs are senior, unsecured debt securities issued by a bank that guarantee investors the return on an underlying benchmark, minus fees, at maturity. Like ETFs, ETNs can be bought and sold in the market intraday and are subject to the risks of their underlying benchmark. However, unlike ETF’s, ETNs are unsecured promissory obligations that do not actually hold a portfolio of the underlying index’s securities, and therefore are not subject to tracking risk, but are subject to the credit risk of the backing financial institution, counterparty risk, and the risk that the value of the ETN may drop due to a downgrade in the issuer’s or guarantor’s credit rating. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. For certain ETNs, there may be restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s or an Underlying Fund’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Fixed Income Risks: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk and liquidity risk. These risks could affect the value of investments of the Fund and Underlying ETPs, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Credit Risk. The value of a fixed income investment is dependent on the creditworthiness of its issuers. A deterioration in the financial condition or credit rating of an issuer, changes in the market’s perception of the issuer’s financial strength, or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.
●	Interest Rate Risk. The value of a fixed income investment will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of a fixed income investment is expected to decline. Additionally, changes in market interest rates of fixed income investments may affect the spread between the long-term interest rates and short-term interest rates, which could affect the prices of the fixed income investments held by the Fund or tracked by an Underlying ETP differently.
●	Maturity Risk. The value of the fixed income investments held by the Fund or tracked by the Underlying ETPs is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
●	Yield Curve Risk. The flattening or steepening of the yield curve, which is a result of changing yields among comparable fixed income investments with different maturities, could have an adverse effect on fixed income investments held by the Fund or tracked by an Underlying ETP. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of fixed income investments will change. If the yield curve steepens, then the spread between the long- and short-term interest rates increases, which means long-term fixed income investments prices decrease relative to short-term fixed income investments prices.
●	Prepayment risk. If the issuer of a fixed income investment owned by the Fund, or an ETF in which the Fund invests, prepays it at a time when interest rates have declined, the Fund or ETF may have to reinvest the proceeds in fixed income investments with lower interest rates, which can reduce the Fund’s returns.
●	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which the Fund or an Underlying Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the shares of the Fund or an Underlying Fund, to decline.

Large Capitalization Companies Risk. The Fund may, at any given time, invest a significant portion of its assets in ETFs holding securities of large capitalization companies (i.e., companies with more than $5 billion in capitalization). Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with stock market investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about allocations to the tactical models, or the attractiveness or value of, or potential income from, particular allocations or investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser’s control, including the quality of the Fund’s and Underlying Funds’ investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services and general equity market conditions. In a declining market, the prices for all securities (including those in the Fund’s and Underlying Funds’ portfolios) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies. Because portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors or industries, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors or industries. As the Fund’s investments in a sector or industry increases, so does the potential for fluctuation in the NAV of the Fund.

Small and Medium Capitalization Companies Risk. The Fund may, at any given time, invest a significant portion of its assets in Underlying Funds holding securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate. The foregoing risks are generally increased for smaller capitalization companies as compared to companies with larger capitalizations.

PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund's average annual returns for one year and since inception compare with broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

●	During the periods shown in the bar chart, the highest return for a calendar quarter was 0.95% (quarter ended 6/30/2016).
●	During the periods shown in the bar chart, the lowest return for a calendar quarter was (3.92)% (quarter ended 3/31/2016).

Average Annual Total Returns - (For the Period Ended December 31, 2016)
Average Annual Total Returns - Tuttle Tactical Management U.S. Core ETF	Label	1 Year		Since Inception	[1]	Inception Date
Tuttle Tactical Management U.S. Core ETF	Before taxes	(3.31%)		(6.47%)		Feb. 24, 2015
Tuttle Tactical Management U.S. Core ETF | After Taxes on Distributions	After taxes on distributions	(3.48%)		(6.58%)		Feb. 24, 2015
Tuttle Tactical Management U.S. Core ETF | After Taxes on Distributions and Sales	After taxes on distributions and sale of shares	(1.86%)		(4.93%)		Feb. 24, 2015
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	[2]	5.35%	[2]	Feb. 24, 2015
[1]	The Fund commenced operations on February 24, 2015
[2]	The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.